DISPOSITIONS	12 Months Ended
Dec. 31, 2019
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS
DISPOSITIONS
For the year ended December 31, 2019, the partnership recognized net gains on dispositions of $726 million (2018: $500 million; 2017: $267 million).
(a)Dispositions completed in 2019
Business Services - Facilities management business
In May 2019, the partnership completed the sale of its facilities management business for approximate gross proceeds of $1 billion, resulting in a $341 million pre-tax gain recognized by the partnership.
Business Services - Executive relocation business
In June 2019, the partnership completed the sale of its executive relocation business for proceeds of approximately $230 million, resulting in a $180 million pre-tax gain recognized by the partnership.
Industrials - Water and wastewater services
On September 30, 2019, BRK Ambiental completed the sale of certain assets and liabilities related to its industrial water treatment business segment for proceeds of approximately $220 million, resulting in a $16 million pre-tax gain recognized by the partnership.
Industrials - Palladium mining operation
In the fourth quarter of 2019, the partnership sold its 81% ownership interest in its palladium mining operation for proceeds of $572 million, resulting in a $187 million pre-tax gain recognized by the partnership.
(b)Dispositions completed in 2018
Industrials - Australian energy operation
On November 26, 2018, the partnership completed the sale of its equity accounted Australia energy operation, resulting in a $152 million pre-tax gain recognized by the partnership.
Business Services - Real estate brokerage services
In April 2018, Berkshire Hathaway exercised an option to acquire the partnership's 33% interest in the joint venture of the real estate brokerage services business, resulting in a $55 million pre-tax gain recognized by the partnership.
Industrials - Infrastructure support products manufacturing business
During the year ended December 31, 2018, our infrastructure support products manufacturing operation sold certain assets and certain land and building for proceeds of $109 million. An associated net gain on disposition of $42 million was recorded for the year ended December 31, 2018.
(c)Dispositions completed in 2017
Industrials - Graphite electrode manufacturing business
During the year ended December 31, 2017, our graphite electrode manufacturing business within our industrials segment recorded a $8 million charge to align the carrying value of the assets to estimated fair value. In July 2017, the assets were sold for proceeds consistent with the estimated fair value of $28 million.
Industrials - Infrastructure support products manufacturing business
During the year ended December 31, 2017, our infrastructure support products manufacturing business sold assets held for sale for proceeds of $27 million.
Industrials - Bath and shower products manufacturing business
In January 2017, together with institutional partners, the partnership completed the sale of its bath and shower products manufacturing business for proceeds of $357 million after transaction costs and other items, with an associated gain of $233 million recorded during the year ended December 31, 2017.
Industrials - Oil and natural gas business
During the year ended December 31, 2017, our oil and natural gas business within our industrials segment recorded a $23 million charge to align the carrying value of assets to the estimated fair value. In August 2017, the partnership completed the sale for proceeds of $24 million, with an associated loss of $24 million recorded during the year ended December 31, 2017.